Restructuring - Restructuring Expenses By Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring
Cost of cloud and software	€ (3)	€ (55)	€ (3)
Cost of services	(3)	(118)	(7)
Research and development	(3)	(9)	(7)
Sales and marketing	(11)	(2)	(10)
General and administration	0	2	(1)
Restructuring expenses	€ (19)	€ (182)	€ (28)